Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)

NOTE 18 – QUARTERLY FINANCIAL DATA (UNAUDITED)

The following is a summary of selected quarterly financial data (unaudited) for the years ended December 31:

(Dollars in thousands, except per share data)	Interest Income	Net Interest Income	Net Income	Basic Earnings Per Share	Diluted Earnings Per Share
2013
First quarter	$5,300	$4,692	$1,362	$0.50	$0.50
Second quarter	5,173	4,592	1,247	0.45	0.45
Third quarter	5,235	4,677	1,407	0.51	0.51
Fourth quarter	5,430	4,922	1,224	0.45	0.45
2012
First quarter	$5,132	$4,313	$1,055	$0.39	$0.39
Second quarter	5,151	4,397	1,141	0.41	0.41
Third quarter	5,148	4,426	1,231	0.45	0.45
Fourth quarter	5,153	4,470	1,120	0.41	0.41